Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
BGIN BLOCKCHAIN LIMITED [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment holding
Percentage of ownership	Parent
Date of incorporation	Mar. 23, 2022
Place of incorporation	Cayman Islands
Bgin Rig Limited (“BRL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment holding
Date of incorporation	Jun. 07, 2022
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of ownership	100.00%
Bgin Field Limited (“BFL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment holding
Date of incorporation	Jun. 07, 2022
Place of incorporation	BVI
Percentage of ownership	100.00%
Bgin Tech Limited (“BTL HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies
Date of incorporation	Mar. 18, 2019
Place of incorporation	Hong Kong
Percentage of ownership	100.00%
Bgin Infrastructure, LLC (“BILC”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies and hosting services
Date of incorporation	Sep. 10, 2021
Place of incorporation	U.S.
Percentage of ownership	100.00%
Bgin Management, LLC (“BMLC”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies and hosting services
Date of incorporation	Sep. 10, 2021
Place of incorporation	U.S.
Percentage of ownership	80.00%
Bgin Tech Pte. Ltd. (“BTPS”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Development of Mining Machine
Date of incorporation	Dec. 27, 2021
Place of incorporation	Singapore
Percentage of ownership	100.00%
Bgin US Limited (“BUL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment holding
Date of incorporation	Jun. 17, 2022
Place of incorporation	BVI
Percentage of ownership	100.00%
Bgin CA Limited (“BCL US”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Investment holding	[1]
Date of incorporation	Jun. 17, 2022	[1]
Place of incorporation	BVI	[1]
Percentage of ownership	100.00%	[1]
Gestion Bgin INC (“GBI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies	[1]
Date of incorporation	Oct. 12, 2021	[1]
Place of incorporation	Canada	[1]
Percentage of ownership	100.00%	[1]
Infrastructure Bgin INC (“IBI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies	[1]
Date of incorporation	Oct. 12, 2021	[1]
Place of incorporation	Canada	[1]
Percentage of ownership	100.00%	[1]
Bgin Chip Limited (“BCL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Development of computer chips
Date of incorporation	Jun. 24, 2022
Place of incorporation	Hong Kong
Percentage of ownership	100.00%
Bgin Mining INC (“BMI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies
Date of incorporation	Dec. 05, 2022
Place of incorporation	U.S.
Percentage of ownership	100.00%
Bgin Trading Limited (“BTL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Sales of Mining Machine
Date of incorporation	Dec. 08, 2022
Place of incorporation	Hong Kong
Percentage of ownership	100.00%
Bgin Technologies Pte. Ltd. (“BTPL”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Sales of Mining Machine
Date of incorporation	May 27, 2024
Place of incorporation	Singapore
Percentage of ownership	100.00%
Bgin Trade HK Limited (“BTH”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Sales of Mining Machine
Date of incorporation	Aug. 20, 2024
Place of incorporation	Hong Kong
Percentage of ownership	100.00%
Bgin EU Limited (“BEU”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Global mining machine after-sale services
Date of incorporation	Nov. 14, 2024
Place of incorporation	Ireland
Percentage of ownership	100.00%
Bgin Construction INC (“BCI”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	Mining of cryptocurrencies and hosting services
Date of incorporation	Jul. 07, 2025
Place of incorporation	U.S.
Percentage of ownership	100.00%

[1]	All these entities were dissolved on January 9, 2025